Fair Value of Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value of Assets and Liabilities
Fair Value of Assets and Liabilities

(6)          Fair Value of Assets and Liabilities

FASB ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), creates a single definition of fair value, establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements. Assets and liabilities adjusted to fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Level inputs, as defined by ASC 820, are as follows:

Level input	Input Definition
Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level 2	Inputs, other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date.
Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following table presents the valuation of the Company’s financial assets and liabilities as of March 31, 2020 and December 31, 2019 measured at fair value on a recurring basis. These estimates are not necessarily indicative of the amounts the Company could ultimately realize.

	Level 1	Level 2	Level 3	Fair Value
March 31, 2020
Assets
Money market accounts	$4,117,161	$—	$—	$4,117,161
Total assets measured at fair value	$4,117,161	$—	$—	$4,117,161

Liabilities
Acquisition-related contingent consideration-short term	$—	$—	$7,675,000	$7,675,000
Acquisition-related contingent consideration-long term	—	—	5,050,000	5,050,000
Interest rate swap agreements-short term	—	5,373,647	—	5,373,647
Interest rate swap agreements-long term	—	13,675,476	—	13,675,476
Total liabilities measured at fair value	$—	$19,049,123	$12,725,000	$31,774,123

	Level 1	Level 2	Level 3	Fair Value
December 31, 2019
Assets
Money market accounts	$54,014,591	$—	$—	$54,014,591
Total assets measured at fair value	$54,014,591	$—	$—	$54,014,591

Liabilities
Acquisition-related contingent consideration-short term	$—	$—	$4,825,000	$4,825,000
Acquisition-related contingent consideration-long term	—	—	9,900,000	9,900,000
Interest rate swap agreements-short term	—	2,157,324	—	2,157,324
Interest rate swap agreements-long term	—	6,181,964	—	6,181,964
Total liabilities measured at fair value	$—	$8,339,288	$14,725,000	$23,064,288

Interest Rate Swaps

The Company recognizes its interest rate swaps as either assets or liabilities in the accompanying consolidated balance sheets at fair value. The valuation of these derivative instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The Company’s interest rate swaps held as of March 31, 2020 and December 31, 2019 were classified as Level 2 of the fair value hierarchy. Refer to Note 7, Derivative Instruments and Hedging Activities, for additional information regarding the Company’s derivative instruments.

Contingent Consideration

The Company estimates the fair value of acquisition-related contingent consideration liabilities by applying the income approach using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. At March 31, 2020, contingent consideration liabilities of $7,675,000 and $5,050,000 were included in other current liabilities and other long-term liabilities, respectively, in the accompanying consolidated balance sheets. At December 31, 2019, contingent consideration liabilities of $4,825,000 and $9,900,000 were included in other current liabilities and other long-term liabilities, respectively, in the accompanying consolidated balance sheets.

A reconciliation of the Company’s contingent consideration liabilities related to acquisitions for the three months ended March 31, 2020 and 2019 is as follows:

Three Months Ended March 31, 2020	Beginning Balance	Additions	Payments	Change in Fair Value	Ending Balance
Contingent consideration - Level 3 liabilities	$14,725,000	$—	$—	$(2,000,000)	$12,725,000

Three Months Ended March 31, 2019	Beginning Balance	Additions	Payments	Change in Fair Value	Ending Balance
Contingent consideration - Level 3 liabilities	$15,250,000	$1,500,000	$(12,000,000)	$—	$4,750,000

(6)          Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “the exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The fair value hierarchy is broken down into three levels based on the reliability of inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the Company’s degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases an asset or liability is classified in its entirety based on the lowest level of input that is significant to the measurement of fair value.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition in the future may cause the Company’s financial instruments to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. During the years ended December 31, 2019 and 2018, the Company did not have any reclassifications in levels.

The following table presents the valuation of the Company’s financial assets and liabilities as of December 31, 2019 and 2018 measured at fair value on a recurring basis. The fair value estimates presented herein are based on information available to management as of December 31, 2019 and 2018. These estimates are not necessarily indicative of the amounts the Company could ultimately realize.

	Level 1	Level 2	Level 3	Fair Value
December 31, 2019
Assets
Money market accounts	$54,014,591	$—	$—	$54,014,591
Total assets measured at fair value	$54,014,591	$—	$—	$54,014,591

Liabilities
Acquisition-related contingent consideration obligations-short term	$—	$—	$4,825,000	$4,825,000
Acquisition-related contingent consideration obligations-long term	—	—	9,900,000	9,900,000
Interest rate swap agreements	—	8,339,288	—	8,339,288
Total liabilities measured at fair value	$—	$8,339,288	$14,725,000	$23,064,288

	Level 1	Level 2	Level 3	Fair Value
December 31, 2018
Assets
Money market accounts	$16,126,899	$—	$—	$16,126,899
Interest rate swap agreement	—	943,134	—	943,134
Total assets measured at fair value	$16,126,899	$943,134	$—	$17,070,033

Liabilities
Acquisition-related contingent consideration obligations-short term	$—	$—	$13,625,000	$13,625,000
Acquisition-related contingent consideration obligations-long term	—	—	1,625,000	1,625,000
Interest rate swap agreements	—	396,302	—	396,302
Total liabilities measured at fair value	$—	$396,302	$15,250,000	$15,646,302

Interest Rate Swaps

The Company uses interest rate swap agreements to manage interest rate risk by converting a portion of its variable rate borrowings to a fixed rate and recognizes these derivative instruments as either assets or liabilities in the accompanying consolidated balance sheets at fair value. The valuation of these derivative instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The fair values of the Company’s interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash payments receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. To comply with the provisions of FASB ASC Topic 820, Fair Value Measurement, the Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with the Company’s derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and the respective counterparties. The Company has determined that the significance of the impact of the credit valuation adjustments made to its derivative contracts, which determination was based on the fair value of each individual contract, was not significant to the overall valuation. As a result, all of the Company’s derivatives held as of December 31, 2019 and 2018 were classified as Level 2 of the fair value hierarchy. Refer to Note 7, Derivative Instruments and Hedging Activities, for additional information regarding the Company’s derivative instruments.

Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3):

Contingent Consideration

The Company estimates the fair value of acquisition-related contingent consideration obligations by applying the income approach using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Each period, the Company evaluates the fair value of acquisition-related contingent consideration obligations. The Company records any increases in the fair value as contingent consideration expense and decreases in the fair value as a reduction of contingent consideration expense. Contingent consideration obligations of $14,725,000 were outstanding at December 31, 2019 which relate to business acquisitions that occurred during the years ended December 31, 2019 and 2018. Contingent consideration obligations of $15,250,000 were outstanding at December 31, 2018 which related to business acquisitions in May 2018 and July 2018, of which $13,000,000 was paid during the year ended December 31, 2019.

A reconciliation of the Company’s contingent consideration liabilities related to acquisitions is as follows:

Year Ended December 31, 2019	Beginning Balance	Additions	Payments	Gain	Ending Balance
Contingent consideration	$15,250,000	$12,625,000	$(13,000,000)	$(150,000)	$14,725,000
Total Level 3 liabilities	$15,250,000	$12,625,000	$(13,000,000)	$(150,000)	$14,725,000

Year Ended December 31, 2018
Contingent consideration	$—	$15,250,000	$—	$—	$15,250,000
Total Level 3 liabilities	$—	$15,250,000	$—	$—	$15,250,000

The Company’s non‑financial assets measured on a non‑recurring basis were as follows:

	As of December 31,
	2019	2018
Significant unobservable inputs (Level 3):
Goodwill (annual impairment assessment)	$266,790,518	$202,436,212